Taxation (Tables)	6 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the six months ended December 31,
	2025	2024
Current income tax expenses	$(203)	$595
Deferred income tax benefit	-	(669)
Total income tax benefit	$(203)	$(74)

Schedule of Reconciliation of Tax

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the six months ended December 31, 2025 and 2024 applicable to the PRC operations to income tax expense were as follows:

	For the six months ended December 31,
	2025	2024
Statutory income tax rate	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(23.26)%	-
Tax effect of preferential tax treatments	(1.40)%	(7.09)%
R&D credit	0.48%	7.73%
Change in valuation allowance	(0.78)%	(26.23)%
Permanent difference	(0.04)%	0.61%
Tax adjustment	0.00%	-
Effective income tax rate	$0.00%	$0.02%

Schedule of Deferred Tax

The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2025 and June 30, 2025 are as follows:

	As of
	December 31, 2025	June 30, 2025
Deferred tax assets:
Credit loss	$196	$2,422
Net operating losses carried forward	2,519,188	2,442,931
Subtotal	2,522,384	2,445,353
Less: valuation allowance	(2,522,384)	(2,445,353)
Total	$-	$-